Note 8 - Deferred Charges, Net (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Vessels Completed DD During Period	18	14	11
Number of Vessels Survey in Process	5	1	0